Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Property, Plant and Equipment

	Land and buildings £m	Plant, equipment and vehicles £m	Assets in construction £m	Total £m
Cost at 31 December 2018	7,811	12,537	2,140	22,488
Implementation of IFRS 16	(64)	(106)	—	(170)

At 31 December 2018, as adjusted	7,747	12,431	2,140	22,318
Exchange adjustments	(254)	(381)	(70)	(705)
Additions through business combinations	149	177	34	360
Other additions	42	154	1,084	1,280
Capitalised borrowing costs	—	—	25	25
Disposals and write-offs	(34)	(528)	(11)	(573)
Reclassifications	243	919	(1,231)	(69)
Transfer to assets held for sale	(261)	(711)	(65)	(1,037)

Cost at 31 December 2019	7,632	12,061	1,906	21,599
Exchange adjustments	106	121	10	237
Additions through business combinations	—	5	—	5
Other additions	29	147	1,052	1,228
Capitalised borrowing costs	—	—	15	15
Disposals and write-offs	(336)	(875)	(29)	(1,240)
Reclassifications	189	840	(1,058)	(29)
Transfer to assets held for sale	(132)	(194)	(6)	(332)

Cost at 31 December 2020	7,488	12,105	1,890	21,483

Depreciation at 31 December 2018	(3,233)	(7,534)	—	(10,767)
Implementation of IFRS 16	30	42	—	72

At 31 December 2018, as adjusted	(3,203)	(7,492)	—	(10,695)
Exchange adjustments	74	196	—	270
Charge for the year	(265)	(752)	—	(1,017)
Disposals and write-offs	19	380	—	399
Transfer to assets held for sale	159	477	—	636

Depreciation at 31 December 2019	(3,216)	(7,191)	—	(10,407)
Exchange adjustments	(49)	(77)	—	(126)
Charge for the year	(271)	(718)	—	(989)
Disposals and write-offs	154	716	—	870
Transfer to assets held for sale	72	130	—	202

Depreciation at 31 December 2020	(3,310)	(7,140)	—	(10,450)

Impairment at 31 December 2018	(174)	(421)	(68)	(663)
Implementation of IFRS 16	—	—	—	—

At 31 December 2018, as adjusted	(174)	(421)	(68)	(663)
Exchange adjustments	13	11	6	30
Disposals and write-offs	2	77	36	115
Impairment losses	(312)	(329)	(38)	(679)
Reversal of impairments	2	8	—	10
Transfer to assets held for sale	90	209	44	343

Impairment at 31 December 2019	(379)	(445)	(20)	(844)
Exchange adjustments	(6)	—	1	(5)
Disposals and write-offs	190	124	16	330
Impairment losses	(147)	(303)	(27)	(477)
Reversal of impairments	13	18	3	34
Transfer to assets held for sale	49	55	1	105

Impairment at 31 December 2020	(280)	(551)	(26)	(857)

Total depreciation and impairment at 31 December 2019	(3,595)	(7,636)	(20)	(11,251)
Total depreciation and impairment at 31 December 2020	(3,590)	(7,691)	(26)	(11,307)

Net book value at 1 January 2019	4,404	4,582	2,072	11,058

Net book value at 31 December 2019	4,037	4,425	1,886	10,348

Net book value at 31 December 2020	3,898	4,414	1,864	10,176